SEGMENT REPORTING - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 178,453	$ 365,547
Revenue recognized when services are performed or assets are sold
Disaggregation of Revenue [Line Items]
Revenue	157,855	332,084
Revenue related to technology platforms and professional services
Disaggregation of Revenue [Line Items]
Revenue	14,043	17,178
Reimbursable expenses revenue
Disaggregation of Revenue [Line Items]
Revenue	6,555	16,285
Operating Segment | Servicer and Real Estate
Disaggregation of Revenue [Line Items]
Revenue	113,636	307,727
Operating Segment | Servicer and Real Estate | Revenue recognized when services are performed or assets are sold
Disaggregation of Revenue [Line Items]
Revenue	98,610	277,792
Operating Segment | Servicer and Real Estate | Revenue related to technology platforms and professional services
Disaggregation of Revenue [Line Items]
Revenue	9,180	13,797
Operating Segment | Servicer and Real Estate | Reimbursable expenses revenue
Disaggregation of Revenue [Line Items]
Revenue	5,846	16,138
Operating Segment | Origination
Disaggregation of Revenue [Line Items]
Revenue	59,996	54,433
Operating Segment | Origination | Revenue recognized when services are performed or assets are sold
Disaggregation of Revenue [Line Items]
Revenue	59,245	54,189
Operating Segment | Origination | Revenue related to technology platforms and professional services
Disaggregation of Revenue [Line Items]
Revenue	42	97
Operating Segment | Origination | Reimbursable expenses revenue
Disaggregation of Revenue [Line Items]
Revenue	709	147
Corporate And Eliminations
Disaggregation of Revenue [Line Items]
Revenue	4,821	3,387
Corporate And Eliminations | Revenue recognized when services are performed or assets are sold
Disaggregation of Revenue [Line Items]
Revenue	0	103
Corporate And Eliminations | Revenue related to technology platforms and professional services
Disaggregation of Revenue [Line Items]
Revenue	4,821	3,284
Corporate And Eliminations | Reimbursable expenses revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0